UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential QMA Long-Short Equity Fund, Prudential Short Duration Muni High Income Fund and Prudential US Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2016

Date of reporting period:	12/31/2015

Item 1. Schedule of Investments

Prudential QMA Long-Short Equity Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 3.2%
AAR Corp.	3,700	$97,273
Astronics Corp.*	4,100	166,911
B/E Aerospace, Inc.	3,900	165,243
BWX Technologies, Inc.	45,500	1,445,535
Engility Holdings, Inc.	5,900	191,632
General Dynamics Corp.(a)	12,100	1,662,056
Huntington Ingalls Industries, Inc.	10,300	1,306,555
Orbital ATK, Inc.	900	80,406
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,300	115,161

		5,230,772

Air Freight & Logistics — 0.1%
FedEx Corp.	1,520	226,465

Airlines — 2.4%
Alaska Air Group, Inc.	11,500	925,865
Delta Air Lines, Inc.	14,400	729,936
JetBlue Airways Corp.*	32,700	740,655
Southwest Airlines Co.(a)	36,300	1,563,078

		3,959,534

Auto Components — 0.7%
Cooper Tire & Rubber Co.	15,200	575,320
Lear Corp.	2,200	270,226
Visteon Corp.*	2,900	332,050

		1,177,596

Banks — 2.2%
Bank of America Corp.(a)	119,900	2,017,917
KeyCorp	18,200	240,058
Regions Financial Corp.	10,800	103,680
SunTrust Banks, Inc.	29,200	1,250,928

		3,612,583

Beverages — 0.8%
PepsiCo, Inc.	13,700	1,368,904

Biotechnology — 6.5%
Alkermes PLC (Ireland)*	14,500	1,151,010
Amgen, Inc.	8,480	1,376,558
Baxalta, Inc.	23,293	909,126
Biogen, Inc.*	2,480	759,748
Celgene Corp.*	11,200	1,341,312
Gilead Sciences, Inc.(a)	18,000	1,821,420
Halozyme Therapeutics, Inc.*	23,200	402,056
Ophthotech Corp.*	1,200	94,236
Regeneron Pharmaceuticals, Inc.*	2,440	1,324,603
United Therapeutics Corp.*	9,000	1,409,490

		10,589,559

Building Products — 2.3%
American Woodmark Corp.*	2,700	215,946
Armstrong World Industries, Inc.*	5,100	233,223
Continental Building Products, Inc.*	18,900	329,994
Insteel Industries, Inc.	3,400	71,128
Masco Corp.(a)	57,000	1,613,100
Owens Corning	9,600	451,488

Patrick Industries, Inc.*	6,900	300,150
Universal Forest Products, Inc.	4,600	314,502
USG Corp.*	7,800	189,462

		3,718,993

Capital Markets — 0.6%
Franklin Resources, Inc.	3,200	117,824
Goldman Sachs Group, Inc. (The)	3,760	677,665
Lazard Ltd. (Class A Stock)	1,600	72,016
Piper Jaffray Cos.*	4,400	177,760

		1,045,265

Chemicals — 2.0%
Cabot Corp.	5,200	212,576
Huntsman Corp.	18,700	212,619
Koppers Holdings, Inc.*	12,200	222,650
LyondellBasell Industries NV (Class A Stock)	6,300	547,470
Minerals Technologies, Inc.	8,400	385,224
Mosaic Co. (The)	22,100	609,739
Rayonier Advanced Materials, Inc.	12,100	118,459
Westlake Chemical Corp.	18,500	1,004,920

		3,313,657

Commercial Services & Supplies — 0.3%
Copart, Inc.*	3,600	136,836
Ennis, Inc.	12,100	232,925
Herman Miller, Inc.	2,100	60,270
Interface, Inc.	2,800	53,592

		483,623

Communications Equipment — 2.4%
Brocade Communications Systems, Inc.	30,000	275,400
Cisco Systems, Inc.	28,000	760,340
Digi International, Inc.*	4,800	54,624
Extreme Networks, Inc.*	11,200	45,696
F5 Networks, Inc.*	5,360	519,705
Ixia*	29,400	365,442
Juniper Networks, Inc.	52,100	1,437,960
NETGEAR, Inc.*	4,700	196,977
ShoreTel, Inc.*	26,100	230,985

		3,887,129

Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	1,900	53,998
EMCOR Group, Inc.	21,900	1,052,076
KBR, Inc.	15,800	267,336

		1,373,410

Construction Materials — 0.5%
Headwaters, Inc.*	48,800	823,256

Consumer Finance — 0.7%
Navient Corp.	51,200	586,240
Nelnet, Inc. (Class A Stock)	2,400	80,568
OneMain Holdings, Inc.*	12,300	510,942

		1,177,750

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	5,100	258,570
Owens-Illinois, Inc.*	6,700	116,714

		375,284

Distributors — 0.3%
Genuine Parts Co.	5,800	498,162
Pool Corp.	700	56,546

		554,708

Diversified Consumer Services — 0.1%
Service Corp International	3,200	83,264

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	15,400	2,033,416

Diversified Telecommunication Services — 2.0%
AT&T, Inc.(a)	48,600	1,672,326
Inteliquent, Inc.	6,200	110,174
Verizon Communications, Inc.	32,100	1,483,662

		3,266,162

Electric Utilities — 2.4%
Entergy Corp.	4,300	293,948
Exelon Corp.(a)	57,100	1,585,667
FirstEnergy Corp.	29,900	948,727
PPL Corp.	33,300	1,136,529

		3,964,871

Electrical Equipment — 0.8%
Acuity Brands, Inc.	5,540	1,295,252

Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	4,800	205,632
CDW Corp.	21,900	920,676
ePlus, Inc.*	800	74,608
Ingram Micro, Inc. (Class A Stock)	15,300	464,814
Jabil Circuit, Inc.	2,300	53,567
PC Connection, Inc.	3,200	72,448
Sanmina Corp.*	7,600	156,408

		1,948,153

Food & Staples Retailing — 1.3%
Fresh Market, Inc. (The)*	3,900	91,338
Ingles Markets, Inc. (Class A Stock)	4,200	185,136
Kroger Co. (The)	33,500	1,401,305
Wal-Mart Stores, Inc.	6,600	404,580

		2,082,359

Food Products — 2.4%
Archer-Daniels-Midland Co.(a)	46,100	1,690,948
Bunge Ltd.	23,700	1,618,236
ConAgra Foods, Inc.	8,000	337,280
Flowers Foods, Inc.	16,500	354,585

		4,001,049

Gas Utilities — 0.7%
UGI Corp.	35,500	1,198,480

Health Care Equipment & Supplies — 3.9%
ABIOMED, Inc.*	5,400	487,512
Atrion Corp.	200	76,240
C.R. Bard, Inc.	7,780	1,473,843
Edwards Lifesciences Corp.*	6,640	524,427
Halyard Health, Inc.*	1,500	50,115
Hologic, Inc.*	24,100	932,429
ICU Medical, Inc.*	900	101,502

LivaNova PLC*	5,400	320,598
Masimo Corp.*	18,700	776,237
Stryker Corp.(a)	17,200	1,598,568

		6,341,471

Health Care Providers & Services — 1.7%
Aetna, Inc.	4,000	432,480
Anthem, Inc.	1,160	161,750
Centene Corp.*	6,100	401,441
Cigna Corp.	700	102,431
Express Scripts Holding Co.*	6,100	533,201
McKesson Corp.	2,600	512,798
Universal Health Services, Inc. (Class B Stock)	4,700	561,603

		2,705,704

Health Care Technology — 0.2%
Quality Systems, Inc.	21,200	341,744

Hotels, Restaurants & Leisure — 3.5%
Belmond Ltd. (United Kingdom) (Class A Stock)*	8,500	80,750
Bloomin’ Brands, Inc.	50,600	854,634
Boyd Gaming Corp.*	15,200	302,024
Chipotle Mexican Grill, Inc.*	1,300	623,805
Denny’s Corp.*	50,600	497,398
Extended Stay America, Inc.	59,700	949,230
Fiesta Restaurant Group, Inc.*	12,300	413,280
Jack in the Box, Inc.	1,000	76,710
Marriott Vacations Worldwide Corp.	8,300	472,685
McDonald’s Corp.	11,800	1,394,052

		5,664,568

Household Durables — 1.3%
Cavco Industries, Inc.*	3,900	324,909
D.R. Horton, Inc.	17,000	544,510
La-Z-Boy, Inc.	40,300	984,126
NVR, Inc.*	110	180,730
Taylor Morrison Home Corp. (Class A Stock)*	3,100	49,600

		2,083,875

Household Products — 1.0%
Kimberly-Clark Corp.	9,800	1,247,540
Procter & Gamble Co. (The)	4,600	365,286

		1,612,826

Independent Power & Renewable Electricity Producers — 1.5%
AES Corp.	20,000	191,400
Calpine Corp.*	19,000	274,930
NRG Energy, Inc.(a)	153,400	1,805,518
Talen Energy Corp.*	26,300	163,849

		2,435,697

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	15,400	1,365,826

Insurance — 0.3%
American Financial Group, Inc.	700	50,456
Erie Indemnity Co. (Class A Stock)	1,200	114,768
Old Republic International Corp.	21,300	396,819

		562,043

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.*(a)	3,010	2,034,429
FTD Cos., Inc.*	12,300	321,891
Nutrisystem, Inc.	18,200	393,848

		2,750,168

Internet Software & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	750	583,508
Alphabet, Inc. (Class C Stock)*(a)	2,962	2,247,806
Blucora, Inc.*	20,600	201,880
eBay, Inc.*	40,900	1,123,932
GoDaddy, Inc.*	1,900	60,914
IAC/InterActiveCorp.	3,100	186,155
j2 Global, Inc.	1,300	107,016
LogMeIn, Inc.*	2,300	154,330
RetailMeNot, Inc.*	18,100	179,552

		4,845,093

IT Services — 2.1%
Black Knight Financial Services, Inc. (Class A Stock)*	13,100	433,086
Computer Sciences Corp.	6,000	196,080
CSRA, Inc.	6,000	180,000
DST Systems, Inc.	1,800	205,308
Euronet Worldwide, Inc.*	3,100	224,533
MasterCard, Inc. (Class A Stock)	3,600	350,496
Total System Services, Inc.	9,500	473,100
Visa, Inc. (Class A Stock)	18,100	1,403,655

		3,466,258

Leisure Products — 0.4%
Brunswick Corp.	10,700	540,457
Sturm Ruger & Co., Inc.	2,100	125,181

		665,638

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	3,900	163,059
Bruker Corp.*	47,300	1,147,971
Charles River Laboratories International, Inc.*	4,300	345,677
Quintiles Transnational Holdings, Inc.*	9,000	617,940
Thermo Fisher Scientific, Inc.	9,500	1,347,575
VWR Corp.*	1,900	53,789

		3,676,011

Machinery — 0.7%
Colfax Corp.*	6,000	140,100
Hyster-Yale Materials Handling, Inc.	600	31,470
Rexnord Corp.*	9,700	175,764
SPX Corp.	8,600	80,238
Trinity Industries, Inc.	20,700	497,214
Wabash National Corp.*	12,400	146,692

		1,071,478

Marine
Matson, Inc.	1,400	59,682

Media — 1.5%
DISH Network Corp.*	3,500	200,130
News Corp. (Class A Stock)	39,200	523,712
News Corp. (Class B Stock)	7,300	101,908
Thomson Reuters Corp.	4,100	155,185
Time, Inc.	57,100	894,757
Viacom, Inc. (Class B Stock)	12,800	526,848

		2,402,540

Metals & Mining — 0.8%
Steel Dynamics, Inc.	36,800	657,616
Worthington Industries, Inc.	22,300	672,122

		1,329,738

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	12,100	222,156
DTE Energy Co.	2,100	168,399
Public Service Enterprise Group, Inc.	25,100	971,119

		1,361,674

Multiline Retail — 1.1%
Dillard’s, Inc. (Class A Stock)	5,880	386,375
Macy’s, Inc.	41,300	1,444,674

		1,831,049

Oil, Gas & Consumable Fuels — 5.7%
Columbia Pipeline Group, Inc.	73,100	1,462,000
Hess Corp.	18,300	887,184
HollyFrontier Corp.	36,900	1,471,941
Marathon Oil Corp.	67,000	843,530
Marathon Petroleum Corp.(a)	32,300	1,674,432
ONEOK, Inc.	3,000	73,980
Phillips 66	17,100	1,398,780
Tesoro Corp.	1,900	200,203
Valero Energy Corp.	18,700	1,322,277

		9,334,327

Paper & Forest Products — 0.2%
Boise Cascade Co.*	10,200	260,406

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	18,600	1,279,494
Jazz Pharmaceuticals PLC*(a)	11,300	1,588,328
Mallinckrodt PLC*(a)	22,000	1,641,860
Merck & Co., Inc.	5,600	295,792
Pfizer, Inc.	5,300	171,084
Prestige Brands Holdings, Inc.*	1,400	72,072
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	20,500	354,445

		5,403,075

Professional Services — 0.5%
CBIZ, Inc.*	5,700	56,202
Robert Half International, Inc.	15,000	707,100

		763,302

Real Estate Investment Trusts (REITs) — 2.5%
Annaly Capital Management, Inc.	127,400	1,195,012
Apollo Residential Mortgage, Inc.	6,000	71,700
Ares Commercial Real Estate Corp.	6,900	78,936
Brixmor Property Group, Inc.	2,700	69,714
CBL & Associates Properties, Inc.	82,900	1,025,473
Chatham Lodging Trust	2,600	53,248
Chimera Investment Corp.	5,300	72,292
Franklin Street Properties Corp.	10,700	110,745
GEO Group, Inc. (The)	7,600	219,716
Hospitality Properties Trust	6,200	162,130

Invesco Mortgage Capital, Inc.	5,100	63,189
Lexington Realty Trust	19,000	152,000
Ryman Hospitality Properties, Inc.	1,800	92,952
Starwood Property Trust, Inc.	20,400	419,424
Summit Hotel Properties, Inc.	4,100	48,995
WP Carey, Inc.	2,400	141,600
Xenia Hotels & Resorts, Inc.	10,200	156,366

		4,133,492

Real Estate Management & Development — 1.7%
CBRE Group, Inc. (Class A Stock)*	19,400	670,852
Jones Lang LaSalle, Inc.	8,530	1,363,606
Marcus & Millichap, Inc.*	10,600	308,884
Realogy Holdings Corp.*	13,900	509,713
RMR Group, Inc. (The) (Class A Stock)*	102	1,470

		2,854,525

Road & Rail — 0.2%
ArcBest Corp.	13,400	286,626

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries, Inc.*	20,700	584,361
Integrated Device Technology, Inc.*	40,300	1,061,905
Intel Corp.	45,000	1,550,250
ON Semiconductor Corp.*	36,100	353,780
Skyworks Solutions, Inc.	17,200	1,321,476
Tessera Technologies, Inc.	25,900	777,259
Texas Instruments, Inc.(a)	30,900	1,693,629

		7,342,660

Software — 5.6%
A10 Networks, Inc.*	9,800	64,288
AVG Technologies NV*	5,400	108,270
CDK Global, Inc.	5,800	275,326
Citrix Systems, Inc.*	7,800	590,070
Electronic Arts, Inc.*	13,300	913,976
Intuit, Inc.(a)	17,000	1,640,500
Manhattan Associates, Inc.*	18,600	1,230,762
Microsoft Corp.	17,100	948,708
Nuance Communications, Inc.*	66,400	1,320,696
Oracle Corp.	4,600	168,038
Pegasystems, Inc.	5,100	140,250
Progress Software Corp.*	2,600	62,400
SS&C Technologies Holdings, Inc.	4,900	334,523
Symantec Corp.	17,900	375,900
Synopsys, Inc.*	14,000	638,540
Verint Systems, Inc.*	4,200	170,352
Xura, Inc.*	6,800	167,144

		9,149,743

Specialty Retail — 2.4%
AutoNation, Inc.*	5,700	340,062
Best Buy Co., Inc.	26,900	819,105
Dick’s Sporting Goods, Inc.	7,800	275,730
Express, Inc.*	8,900	153,792
Francesca’s Holdings Corp.*	8,300	144,503
Gap, Inc. (The)	2,600	64,220
GNC Holdings, Inc. (Class A Stock)	23,300	722,766
Murphy USA, Inc.*	2,300	139,702
Ross Stores, Inc.	1,000	53,810

Select Comfort Corp.*	2,300	49,243
Staples, Inc.	131,100	1,241,517

		4,004,450

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	3,205	337,358
Hewlett Packard Enterprise Co.	15,100	229,520
HP, Inc.	19,300	228,512

		795,390

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	4,800	427,344
Michael Kors Holdings Ltd.*	20,000	801,200
Oxford Industries, Inc.	4,100	261,662
Unifi, Inc.*	4,300	121,045
Wolverine World Wide, Inc.	14,300	238,953

		1,850,204

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc.*	10,100	233,411

Tobacco — 0.8%
Altria Group, Inc.(a)	21,900	1,274,799

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*	6,400	279,552

Wireless Telecommunication Services
Telephone & Data Systems, Inc.	2,700	69,903

TOTAL LONG-TERM INVESTMENTS (cost $157,942,529)		157,400,442

SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,480,300(b)	7,480,300	7,480,300

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 100.5% (cost $165,422,829)(d)		164,880,742

SECURITIES SOLD SHORT (c) — (68.4)%
COMMON STOCKS
Aerospace & Defense — (1.3)%
Aerovironment, Inc.*	4,600	(135,562)
Hexcel Corp.	26,700	(1,240,215)
Rockwell Collins, Inc.	3,100	(286,130)
TransDigm Group, Inc.*	2,170	(495,737)

		(2,157,644)

Airlines — (0.3)%
American Airlines Group, Inc.	13,400	(567,490)

Auto Components — (1.1)%
Delphi Automotive PLC (United Kingdom)	17,700	(1,517,421)
Dorman Products, Inc.*	7,000	(332,290)
Fox Factory Holding Corp.*	2,800	(46,284)

		(1,895,995)

Automobiles — (0.7)%
Tesla Motors, Inc.*	5,130	(1,231,251)

Banks — (1.1)%
Bank of Hawaii Corp.	3,300	(207,570)
Bank of the Ozarks, Inc.	2,400	(118,704)
BankUnited, Inc.	20,300	(732,018)
Commerce Bancshares, Inc.	1,900	(80,826)
Community Bank System, Inc.	5,200	(207,688)
LegacyTexas Financial Group, Inc.	2,400	(60,048)
South State Corp.	700	(50,365)
UMB Financial Corp.	1,200	(55,860)
United Bankshares, Inc.	2,400	(88,776)
Webster Financial Corp.	7,200	(267,768)

		(1,869,623)

Beverages — (1.4)%
Molson Coors Brewing Co. (Class B Stock)	13,000	(1,220,960)
Monster Beverage Corp.*	7,400	(1,102,304)

		(2,323,264)

Biotechnology — (3.6)%
Agios Pharmaceuticals, Inc.*	12,400	(805,008)
Alexion Pharmaceuticals, Inc.*	8,000	(1,526,000)
Alnylam Pharmaceuticals, Inc.*	7,400	(696,636)
AMAG Pharmaceuticals, Inc.*	11,800	(356,242)
Amicus Therapeutics, Inc.*	29,300	(284,210)
Infinity Pharmaceuticals, Inc.*	17,600	(138,160)
Intrexon Corp.*	1,900	(57,285)
Ironwood Pharmaceuticals, Inc.*	36,000	(417,240)
PTC Therapeutics, Inc.*	11,900	(385,560)
Seattle Genetics, Inc.*	11,500	(516,120)
TESARO, Inc.*	13,900	(727,248)

		(5,909,709)

Building Products — (0.5)%
Allegion PLC	3,400	(224,128)
Builders FirstSource, Inc.*	39,800	(440,984)
Trex Co., Inc.*	6,400	(243,456)

		(908,568)

Capital Markets — (0.1)%
Greenhill & Co., Inc.	5,600	(160,216)
Janus Capital Group Inc.	5,700	(80,313)

		(240,529)

Chemicals — (3.4)%
Albemarle Corp.	30,400	(1,702,704)
American Vanguard Corp.	3,900	(54,639)
Axalta Coating Systems Ltd.*	8,500	(226,525)
Balchem Corp.	800	(48,640)
FMC Corp.	12,000	(469,560)
International Flavors & Fragrances, Inc.	5,200	(622,128)
Monsanto Co.	15,300	(1,507,356)
Platform Specialty Products Corp.*	71,300	(914,779)
Sensient Technologies Corp.	900	(56,538)
Valspar Corp. (The)	900	(74,655)

		(5,677,524)

Commercial Services & Supplies — (2.1)%
ADT Corp. (The)	11,100	(366,078)
Covanta Holding Corp.	26,300	(407,387)
Healthcare Services Group, Inc.	8,400	(292,908)
InnerWorkings, Inc.*	7,600	(57,000)
Matthews International Corp. (Class A Stock)	1,900	(101,555)
Mobile Mini, Inc.	12,800	(398,464)
Stericycle, Inc.*	13,100	(1,579,860)
Tyco International PLC	6,900	(220,041)

		(3,423,293)

Communications Equipment — (0.3)%
Applied Optoelectronics, Inc.*	5,700	(97,812)
ViaSat, Inc.*	5,700	(347,757)

		(445,569)

Construction & Engineering — (0.2)%
Primoris Services Corp.	12,400	(273,172)

Construction Materials — (0.1)%
Summit Materials, Inc. (Class A Stock)*	7,746	(155,230)

Consumer Finance — (0.4)%
Green Dot Corp. (Class A Stock)*	6,100	(100,162)
LendingClub Corp.*	46,300	(511,615)

		(611,777)

Containers & Packaging — (1.0)%
Ball Corp.	22,000	(1,600,060)

Diversified Consumer Services — (0.3)%
2U, Inc.*	7,100	(198,658)
Houghton Mifflin Harcourt Co.*	16,200	(352,836)

		(551,494)

Diversified Financial Services — (0.5)%
MarketAxess Holdings, Inc.	6,900	(769,971)

Diversified Telecommunication Services — (0.1)%
InContact, Inc.*	5,000	(47,700)
Zayo Group Holdings, Inc.*	2,200	(58,498)

		(106,198)

Electric Utilities — (1.3)%
Great Plains Energy, Inc.	7,400	(202,094)
IDACORP, Inc.	4,000	(272,000)
PNM Resources, Inc.	2,500	(76,425)
Westar Energy, Inc.	32,300	(1,369,843)
Xcel Energy, Inc.	6,000	(215,460)

		(2,135,822)

Electronic Equipment, Instruments & Components — (1.7)%
Badger Meter, Inc.	2,800	(164,052)
FARO Technologies, Inc.*	4,700	(138,744)
FEI Co.	11,500	(917,585)
FLIR Systems, Inc.	6,500	(182,455)
National Instruments Corp.	15,400	(441,826)
OSI Systems, Inc.*	2,600	(230,516)
Zebra Technologies Corp. (Class A Stock)*	10,100	(703,465)

		(2,778,643)

Energy Equipment & Services — (1.4)%
Oceaneering International, Inc.	2,700	(101,304)
Patterson-UTI Energy, Inc.	51,400	(775,112)
Schlumberger Ltd.	19,900	(1,388,025)

		(2,264,441)

Food & Staples Retailing — (1.5)%
Sprouts Farmers Market, Inc.*	8,300	(220,697)
Sysco Corp.	20,900	(856,900)
Walgreens Boots Alliance, Inc.	16,600	(1,413,573)

		(2,491,170)

Food Products — (0.5)%
Hain Celestial Group, Inc. (The)*	5,800	(234,262)
Post Holdings, Inc.*	4,500	(277,650)
TreeHouse Foods, Inc.*	5,100	(400,146)

		(912,058)

Gas Utilities — (0.1)%
Laclede Group, Inc. (The)	1,400	(83,174)
WGL Holdings, Inc.	1,100	(69,289)

		(152,463)

Health Care Equipment & Supplies — (2.4)%
Analogic Corp.	2,200	(181,720)
Cooper Cos., Inc. (The)	2,800	(375,760)
Cynosure, Inc. (Class A Stock)*	2,700	(120,609)
DexCom, Inc.*	14,000	(1,146,600)
Endologix, Inc.*	23,100	(228,690)
GenMark Diagnostics, Inc.*	8,600	(66,736)
IDEXX Laboratories, Inc.*	5,100	(371,892)
LDR Holding Corp.*	3,700	(92,907)
Nevro Corp.*	9,400	(634,594)
Spectranetics Corp. (The)*	3,400	(51,204)
Wright Medical Group NV*	12,800	(309,504)
Zeltiq Aesthetics, Inc.*	13,300	(379,449)

		(3,959,665)

Health Care Providers & Services — (1.9)%
Acadia Healthcare Co., Inc.*	19,500	(1,217,970)
Air Methods Corp.*	11,800	(494,774)
Diplomat Pharmacy, Inc.*	21,900	(749,418)
ExamWorks Group, Inc.*	11,800	(313,880)
Surgery Partners, Inc.*	2,800	(57,372)
Tenet Healthcare Corp.*	7,500	(227,250)

		(3,060,664)

Health Care Technology — (0.8)%
Cerner Corp.*	15,600	(938,652)
Medidata Solutions, Inc.*	6,100	(300,669)

		(1,239,321)

Hotels, Restaurants & Leisure — (2.5)%
ClubCorp Holdings, Inc.	18,400	(336,168)
Diamond Resorts International, Inc.*	6,900	(176,019)
Domino’s Pizza, Inc.	3,100	(344,875)
Dunkin’ Brands Group, Inc.	31,200	(1,328,808)
MGM Resorts International*	4,700	(106,784)
SeaWorld Entertainment, Inc.	16,700	(328,823)
Wynn Resorts Ltd.	22,600	(1,563,694)

		(4,185,171)

Household Durables — (0.1)%
CalAtlantic Group, Inc.	3,400	(128,928)

Household Products — (0.7)%
Energizer Holdings, Inc.	14,400	(490,464)
Spectrum Brands Holdings, Inc.	5,600	(570,080)
WD-40 Co.	600	(59,190)

		(1,119,734)

Independent Power & Renewable Electricity Producers — (0.4)%
Dynegy, Inc.*	17,600	(235,840)
Pattern Energy Group, Inc.	9,200	(192,372)
TerraForm Power, Inc. (Class A Stock)*	16,100	(202,538)

		(630,750)

Insurance — (1.5)%
Arch Capital Group Ltd. (Bermuda)*	3,300	(230,175)
Chubb Ltd.	3,500	(408,975)
CNO Financial Group, Inc.	22,800	(435,252)
Mercury General Corp.	2,900	(135,053)
Primerica, Inc.	2,600	(122,798)
RenaissanceRe Holdings Ltd. (Bermuda)	7,200	(814,968)
Torchmark Corp.	5,900	(337,244)

		(2,484,465)

Internet & Catalog Retail — (1.1)%
Netflix, Inc.*	2,100	(240,198)
Shutterfly, Inc.*	1,500	(66,840)
TripAdvisor, Inc.*	17,000	(1,449,250)

		(1,756,288)

Internet Software & Services — (1.5)%
ChannelAdvisor Corp.*	6,700	(92,795)
comScore, Inc.*	7,800	(320,970)
Demandware, Inc.*	12,800	(690,816)
Marketo, Inc.*	8,300	(238,293)
Pandora Media, Inc.*	72,000	(965,520)
Twitter, Inc.*	5,500	(127,270)

		(2,435,664)

IT Services — (2.2)%
Alliance Data Systems Corp.*	5,700	(1,576,449)
Blackhawk Network Holdings, Inc.*	11,900	(526,099)
FleetCor Technologies, Inc.*	300	(42,879)
PayPal Holdings, Inc.*	41,300	(1,495,060)

		(3,640,487)

Leisure Products — (1.0)%
Mattel, Inc.	58,800	(1,597,596)

Life Sciences Tools & Services — (0.8)%
Albany Molecular Research, Inc.*	2,700	(53,595)
Bio-techne Corp.	1,400	(126,000)
Fluidigm Corp.*	9,800	(105,938)
Illumina, Inc.*	3,400	(652,613)
Pacific Biosciences of California, Inc.*	24,000	(315,120)

		(1,253,266)

Machinery — (2.3)%
Caterpillar, Inc.	8,000	(543,680)
Chart Industries, Inc.*	6,100	(109,556)
ESCO Technologies, Inc.	2,600	(93,964)
Graco, Inc.	5,100	(367,557)

Manitowoc Co., Inc. (The)	14,900	(228,715)
Middleby Corp. (The)*	10,000	(1,078,700)
Oshkosh Corp.	4,700	(183,488)
Pentair PLC (United Kingdom)	7,100	(351,663)
RBC Bearings, Inc.*	6,600	(426,294)
WABCO Holdings, Inc.*	3,300	(337,458)
Woodward, Inc.	1,500	(74,490)

		(3,795,565)

Media — (2.4)%
CBS Corp. (Class B Stock)	30,400	(1,432,752)
Charter Communications, Inc. (Class A Stock)*	1,390	(254,509)
EW Scripps Co. (The) (Class A Stock)	2,400	(45,600)
IMAX Corp.*	17,600	(625,504)
Lions Gate Entertainment Corp.	39,300	(1,272,927)
Nexstar Broadcasting Group, Inc. (Class A Stock)	4,700	(275,890)

		(3,907,182)

Metals & Mining — (0.3)%
Allegheny Technologies, Inc.	8,900	(100,125)
Carpenter Technology Corp.	13,700	(414,699)
Stillwater Mining Co.*	6,800	(58,276)

		(573,100)

Multiline Retail — (0.9)%
Dollar Tree, Inc.*	18,400	(1,420,848)

Multi-Utilities — (0.6)%
Avista Corp.	7,800	(275,886)
Dominion Resources, Inc.	5,500	(372,020)
NorthWestern Corp.	5,500	(298,375)

		(946,281)

Oil, Gas & Consumable Fuels — (2.6)%
Callon Petroleum Co.*	28,100	(234,354)
Cimarex Energy Co.	4,200	(375,396)
Diamondback Energy, Inc.*	23,500	(1,572,150)
Memorial Resource Development Corp.*	39,800	(642,770)
Parsley Energy, Inc. (Class A Stock)*	15,700	(289,665)
PDC Energy, Inc.*	8,500	(453,730)
Pioneer Natural Resources Co.	5,200	(651,976)
Synergy Resources Corp.*	4,300	(36,636)

		(4,256,677)

Paper & Forest Products — (0.2)%
Louisiana-Pacific Corp.*	16,900	(304,369)

Pharmaceuticals — (2.2)%
ANI Pharmaceuticals, Inc.*	4,000	(180,500)
Endo International PLC*	4,700	(287,734)
Impax Laboratories, Inc.*	14,300	(611,468)
Medicines Co. (The)*	24,100	(899,894)
Nektar Therapeutics*	31,100	(524,035)
Pacira Pharmaceuticals, Inc.*	12,700	(975,233)
Sagent Pharmaceuticals, Inc.*	3,900	(62,049)
XenoPort, Inc.*	9,400	(51,606)

		(3,592,519)

Professional Services — (2.1)%
Advisory Board Co. (The)*	8,500	(421,685)
Alkermes PLC	33,100	(1,542,460)
Verisk Analytics, Inc. (Class A Stock)*	20,300	(1,560,664)

		(3,524,809)

Real Estate Investment Trusts (REITs) — (1.8)%
Communications Sales & Leasing, Inc.	3,600	(67,284)
Macerich Co. (The)	19,700	(1,589,593)
New York REIT, Inc.	17,400	(200,100)
QTS Realty Trust, Inc. (Class A Stock)	11,700	(527,787)
Regency Centers Corp.	6,400	(435,968)
Washington Real Estate Investment Trust	3,100	(83,886)
Weyerhaeuser Co.	2,000	(59,960)

		(2,964,578)

Real Estate Management & Development — (0.3)%
Howard Hughes Corp. (The)*	4,200	(475,272)

Road & Rail — (1.2)%
Heartland Express, Inc.	23,600	(401,672)
Kansas City Southern	12,800	(955,776)
Knight Transportation, Inc.	23,000	(557,290)

		(1,914,738)

Semiconductors & Semiconductor Equipment — (2.8)%
Applied Micro Circuits Corp.*	10,800	(68,796)
Cavium, Inc.*	10,600	(696,526)
Cypress Semiconductor Corp.	113,600	(1,114,416)
Diodes, Inc.*	4,100	(94,218)
Inphi Corp.*	7,500	(202,650)
Lattice Semiconductor Corp.*	33,600	(217,392)
M/A-COM Technology Solutions Holdings, Inc.*	14,900	(609,261)
Microchip Technology, Inc.	10,400	(484,016)
Nanometrics, Inc.*	3,500	(52,990)
Power Integrations, Inc.	5,600	(272,328)
Qorvo, Inc.*	10,000	(509,000)
Synaptics, Inc.*	1,700	(136,578)
Ultratech, Inc.*	7,500	(148,650)
Veeco Instruments, Inc.*	2,800	(57,568)

		(4,664,389)

Software — (3.1)%
Autodesk, Inc.*	11,600	(706,788)
BroadSoft, Inc.*	5,800	(205,088)
NetSuite, Inc.*	16,000	(1,353,920)
Proofpoint, Inc.*	3,800	(247,038)
PROS Holdings, Inc.*	8,400	(193,536)
ServiceNow, Inc.*	5,000	(432,800)
Splunk, Inc.*	29,200	(1,717,252)
Workday, Inc. (Class A Stock)*	2,700	(215,136)

		(5,071,558)

Specialty Retail — (1.0)%
Boot Barn Holdings, Inc.*	7,500	(92,175)
Monro Muffler Brake, Inc.	6,300	(417,186)
Restoration Hardware Holdings, Inc.*	13,900	(1,104,355)

		(1,613,716)

Technology Hardware, Storage & Peripherals — (0.1)%
Super Micro Computer, Inc.*	4,000	(98,040)

Textiles, Apparel & Luxury Goods — (1.3)%
Crocs, Inc.*	6,400	(65,536)
Hanesbrands, Inc.	16,700	(491,481)
Under Armour, Inc. (Class A Stock)*	18,800	(1,515,468)

		(2,072,485)

Thrifts & Mortgage Finance — (0.1)%
PHH Corp.*	5,900	(95,580)

Trading Companies & Distributors — (1.0)%
Fastenal Co.	39,100	(1,596,062)

Water Utilities — (0.1)%
Aqua America, Inc.	7,200	(214,560)

Wireless Telecommunication Services — (0.1)%
SBA Communications Corp. (Class A Stock)*	2,400	(252,168)

TOTAL SECURITIES SOLD SHORT (proceeds received $112,535,383)		(112,299,453)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 32.0% (cost $52,887,446)		52,581,289
Other assets in excess of liabilities — 68.0%		111,542,438

NET ASSETS — 100.0%		$164,123,727

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the counter.

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $32,859,797.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $112,299,453. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $142,538,070, exceeds the value of securities sold short as of December 31, 2015. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	165,420,746

Appreciation	6,420,694
Depreciation	(6,960,698)

Net Unrealized depreciation	(540,004)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,230,772	$—	$—
Air Freight & Logistics	226,465	—	—
Airlines	3,959,534	—	—
Auto Components	1,177,596	—	—
Banks	3,612,583	—	—
Beverages	1,368,904	—	—
Biotechnology	10,589,559	—	—
Building Products	3,718,993	—	—
Capital Markets	1,045,265	—	—
Chemicals	3,313,657	—	—
Commercial Services & Supplies	483,623	—	—
Communications Equipment	3,887,129	—	—
Construction & Engineering	1,373,410	—	—
Construction Materials	823,256	—	—
Consumer Finance	1,177,750	—	—
Containers & Packaging	375,284	—	—
Distributors	554,708	—	—
Diversified Consumer Services	83,264	—	—
Diversified Financial Services	2,033,416	—	—
Diversified Telecommunication Services	3,266,162	—	—
Electric Utilities	3,964,871	—	—
Electrical Equipment	1,295,252	—	—
Electronic Equipment, Instruments & Components	1,948,153	—	—
Food & Staples Retailing	2,082,359	—	—
Food Products	4,001,049	—	—
Gas Utilities	1,198,480	—	—
Health Care Equipment & Supplies	6,341,471	—	—
Health Care Providers & Services	2,705,704	—	—
Health Care Technology	341,744	—	—
Hotels, Restaurants & Leisure	5,664,568	—	—
Household Durables	2,083,875	—	—
Household Products	1,612,826	—	—
Independent Power & Renewable Electricity Producers	2,435,697	—	—
Industrial Conglomerates	1,365,826	—	—
Insurance	562,043	—	—
Internet & Catalog Retail	2,750,168	—	—
Internet Software & Services	4,845,093	—	—
IT Services	3,466,258	—	—
Leisure Products	665,638	—	—
Life Sciences Tools & Services	3,676,011	—	—
Machinery	1,071,478	—	—
Marine	59,682	—	—
Media	2,402,540	—	—
Metals & Mining	1,329,738	—	—
Multi-Utilities	1,361,674	—	—
Multiline Retail	1,831,049	—	—
Oil, Gas & Consumable Fuels	9,334,327	—	—
Paper & Forest Products	260,406	—	—
Pharmaceuticals	5,403,075	—	—
Professional Services	763,302	—	—
Real Estate Investment Trusts (REITs)	4,133,492	—	—
Real Estate Management & Development	2,854,525	—	—
Road & Rail	286,626	—	—
Semiconductors & Semiconductor Equipment	7,342,660	—	—
Software	9,149,743	—	—
Specialty Retail	4,004,450	—	—
Technology Hardware, Storage & Peripherals	795,390	—	—
Textiles, Apparel & Luxury Goods	1,850,204	—	—
Thrifts & Mortgage Finance	233,411	—	—
Tobacco	1,274,799	—	—
Trading Companies & Distributors	279,552	—	—
Wireless Telecommunication Services	69,903	—	—
Affiliated Money Market Mutual Fund	7,480,300	—	—
Common Stocks
Aerospace & Defense	(2,157,644)	—	—
Airlines	(567,490)	—	—

	Level 1	Level 2	Level 3
Auto Components	$(1,895,995)	$—	$—
Automobiles	(1,231,251)	—	—
Banks	(1,869,623)	—	—
Beverages	(2,323,264)	—	—
Biotechnology	(5,909,709)	—	—
Building Products	(908,568)	—	—
Capital Markets	(240,529)	—	—
Chemicals	(5,677,524)	—	—
Commercial Services & Supplies	(3,423,293)	—	—
Communications Equipment	(445,569)	—	—
Construction & Engineering	(273,172)	—	—
Construction Materials	(155,230)	—	—
Consumer Finance	(611,777)	—	—
Containers & Packaging	(1,600,060)	—	—
Diversified Consumer Services	(551,494)	—	—
Diversified Financial Services	(769,971)	—	—
Diversified Telecommunication Services	(106,198)	—	—
Electric Utilities	(2,135,822)	—	—
Electronic Equipment, Instruments & Components	(2,778,643)	—	—
Energy Equipment & Services	(2,264,441)	—	—
Food & Staples Retailing	(2,491,170)	—	—
Food Products	(912,058)	—	—
Gas Utilities	(152,463)	—	—
Health Care Equipment & Supplies	(3,959,665)	—	—
Health Care Providers & Services	(3,060,664)	—	—
Health Care Technology	(1,239,321)	—	—
Hotels, Restaurants & Leisure	(4,185,171)	—	—
Household Durables	(128,928)	—	—
Household Products	(1,119,734)	—	—
Independent Power & Renewable Electricity Producers	(630,750)	—	—
Insurance	(2,484,465)	—	—
Internet & Catalog Retail	(1,756,288)	—	—
Internet Software & Services	(2,435,664)	—	—
IT Services	(3,640,487)	—	—
Leisure Products	(1,597,596)	—	—
Life Sciences Tools & Services	(1,253,266)	—	—
Machinery	(3,795,565)	—	—
Media	(3,907,182)	—	—
Metals & Mining	(573,100)	—	—
Multiline Retail	(1,420,848)	—	—
Multi-Utilities	(946,281)	—	—
Oil, Gas & Consumable Fuels	(4,256,677)	—	—
Paper & Forest Products	(304,369)	—	—
Pharmaceuticals	(3,592,519)	—	—
Professional Services	(3,524,809)	—	—
Real Estate Investment Trusts (REITs)	(2,964,578)	—	—
Real Estate Management & Development	(475,272)	—	—
Road & Rail	(1,914,738)	—	—
Semiconductors & Semiconductor Equipment	(4,664,389)	—	—
Software	(5,071,558)	—	—
Specialty Retail	(1,613,716)	—	—
Technology Hardware, Storage & Peripherals	(98,040)	—	—
Textiles, Apparel & Luxury Goods	(2,072,485)	—	—
Thrifts & Mortgage Finance	(95,580)	—	—
Trading Companies & Distributors	(1,596,062)	—	—
Water Utilities	(214,560)	—	—
Wireless Telecommunication Services	(252,168)	—	—

Total	$52,581,289	$—	$—

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.0%
Alaska — 0.4%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$597,402

Arizona — 3.3%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.028	%(a)	01/01/37	1,500	1,355,940
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Rfdg	3.000%		07/01/20	500	503,780
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Projetct, Series A, Rfdg, 144A	4.000%		07/01/25	1,000	1,037,610
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	500	500,330
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400%		06/01/43	500	507,390
Salt Verde Fin Corp., Gas Revenue	5.250%		12/01/21	450	524,385

					4,429,435

California — 6.7%
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	416,636
California School Finance Authority, Revenue, Green Dot Public School Project, Series A	4.000%		08/01/25	330	340,880
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	500	512,750
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%		07/01/18	495	517,136
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000%		09/01/21	745	855,968
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%		09/01/19	385	415,388
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	236,003
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000%		09/01/22	225	258,887
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%		06/01/27	3,375	3,343,680
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.692	%(a)	11/15/27	700	656,971
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	150	159,914
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%		11/15/21	200	200,408
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.690	%(a)	11/01/38	1,000	874,140

Tobacco Securitization Authority of Northern California, Revenue, Series A	4.750%		06/01/23	30	30,002

					8,818,763

Colorado — 3.0%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Bldg Corp. Stem Project, Rfdg	4.000%		11/01/24	530	540,664
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series A, Rfdg	5.000%		07/01/19	100	112,072
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	739,473
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%		12/01/19	515	549,726

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%	09/01/20	650	747,819
Park Creek Metropolitan District, Series A, Speciality Tax, Rfdg	5.000%	12/01/23	1,100	1,294,656

				3,984,410

Delaware — 1.0%
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000%	06/01/21	460	468,635
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000%	06/01/23	415	415,614
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.250%	06/01/24	415	417,938

				1,302,187

District of Columbia — 0.9%
District of Columbia Friendship Public Charter School, Revenue	3.550%	06/01/22	795	820,337
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000%	06/01/26	100	100,548
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%	07/01/23	225	256,970

				1,177,855

Florida — 5.2%
Citizens Property Insurance Corp., Revenue, Series A-1	5.000%	06/01/20	1,000	1,135,090
Cityplace Community Development District, Special Assessment, Rfdg	5.000%	05/01/20	740	809,782
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%	04/01/21	40	43,303
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	523,015
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	500	511,945
Martin County Industrial Development Authority, Revenue, Indiantown CO-Generation LP, AMT, Rfdg	3.950%	12/15/21	250	259,623
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	114,120
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	900	948,528
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	350,925
Village Community Development District No. 4, Special Assessment, Rfdg	4.125%	05/01/21	95	101,989
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000%	05/01/21	160	164,210
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	80	79,547
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	495	538,812
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/25	195	214,601
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	250	273,438
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	750	753,442

				6,822,370

Georgia — 1.3%
Monroe County Development Authority, Revenue, Georgia Power Company	2.350%	10/01/48	1,000	1,014,250
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	70	73,359

Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	578,010

				1,665,619

Guam — 0.8%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	448,288
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	500	580,155

				1,028,443

Illinois — 11.1%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	100	100,802
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000%	12/01/18	160	168,458
Chicago Board of Education, Series D, GO, AGM, Rfdg	4.000%	12/01/16	200	205,516
Chicago Board of Education, Series D, GO, AGM	5.000%	12/01/17	100	104,190
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%	01/01/23	200	233,604
Chicago Transit Authority, Revenue, Federal Transit Administration Sect 530, AGM, Rfdg	5.000%	06/01/22	1,500	1,696,305
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	275,200
City of Chicago, Series 2002-B, GO	5.000%	01/01/17	500	510,725
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,190
City of Chicago, Series B, GO	5.000%	01/01/18	600	621,588
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/19	750	783,952
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/23	250	268,605
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%	01/01/20	1,120	1,190,157
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000%	01/01/25	275	304,519
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000%	01/01/22	850	957,125
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	275	292,465
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/17	315	327,027
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250%	11/01/18	250	264,395
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/20	910	973,454
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/20	385	429,287
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000%	03/01/22	275	320,155
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%	11/01/18	60	65,466
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	398,615
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000%	04/01/31	500	500,160
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	175	182,266
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%	08/15/23	600	655,422
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%	08/15/19	110	120,504
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000%	05/01/25	200	203,832
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	440	514,725
State of Illinois, GO, Rfdg	5.000%	01/01/18	475	499,833
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	525	558,505
State of Illinois, Revenue, GO, Rfdg	5.000%	02/01/20	210	227,871
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%	01/01/20	200	220,362

State of Illinois, Series A, GO	5.000%	04/01/20	60	65,252
State of Illinois, Series A, GO, AGM	4.000%	09/01/22	150	154,889
State of Illinois, Series B, GO, Rfdg	5.250%	01/01/18	180	190,285

				14,635,706

Indiana — 1.0%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	910,693
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/19	555	376,007

				1,286,700

Iowa — 1.9%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	1,560	1,649,591
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	437,812
Iowa Higher Education Loan Authority, Revenue, Wartburg College Project, Rfdg	2.500%	10/01/20	430	418,399

				2,505,802

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000%	07/01/22	350	398,072
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	576,230
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)(b)	5.000%	08/01/21	150	159,944

				1,134,246

Louisiana — 2.2%
City of New Orleans, GO, Rfdg	5.000%	12/01/22	100	118,306
City of New Orleans, GO, Rfdg	5.000%	12/01/23	150	179,415
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/23	300	357,006
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/24	200	239,314
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	304,352
Louisiana State Citizens Property Insurance Corp., Revenue, Rfdg	5.000%	06/01/21	750	872,910
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	446,664
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	399,700

				2,917,667

Maryland — 0.9%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	422,792
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	113,218
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	112,851
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	569,240

				1,218,101

Massachusetts — 0.4%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	500	534,725

Michigan — 0.9%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	640	677,498
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%	07/01/22	400	467,356

				1,144,854

Minnesota — 0.9%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%	07/01/22	480	487,699
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%	09/01/19	185	207,215
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%	11/15/20	500	561,480

				1,256,394

Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	502,150
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	137,570
St. Louis County Industrial Development Authority, Revenue, St. Andrews, Series B, Rfdg	3.125%	12/01/19	1,000	1,001,570

				1,641,290

Nevada — 0.7%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	577,065
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A	4.000%	12/15/25	305	304,500

				881,565

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000%	04/01/29	500	504,925

New Jersey — 11.0%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/20	100	111,210
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/21	150	168,969
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/22	300	340,821
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	510,070
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000%	06/15/21	685	752,418
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625%	01/01/19	405	410,147
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%	01/01/23	500	564,065
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	85	90,407
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg (Pre-refunded date 9/01/18)(b)	5.000%	09/01/18	245	270,446
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg	5.000%	03/01/19	150	168,189
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%	06/15/22	500	552,925

New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000%		05/01/19	275	295,177
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%		09/15/19	2,030	2,138,037
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%		07/01/20	235	253,899
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%		07/01/19	130	138,252
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	235	255,807
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000%		07/01/23	500	574,870
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000%		07/01/21	125	145,966
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/19	100	107,554
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/22	1,000	1,105,850
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%		12/15/21	175	203,726
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%		12/15/20	200	227,280
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250%		12/15/19	120	131,537
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000%		12/01/23	1,250	1,373,350
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/20	100	110,781
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	392,157
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%		06/01/23	2,150	2,179,906
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	1,030	1,028,445

					14,602,261

New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	0.913	%(a)	11/01/39	250	247,950

New York — 8.8%
Build NYC Resource Corp., Revenue, Pratt Paper Inc., Project, AMT, Rfdg, 144A	3.750%		01/01/20	900	936,504
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%		08/01/31	350	365,316
New York City Industrial Development Agency, Revenue, JFK International Airport Project, Series B, AMT (Mandatory Put Date 08/01/16)	2.000%		08/01/28	500	500,965
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series C, Rfdg	5.000%		11/01/27	1,200	1,491,996
New York State Dormitory Authority, Revenue, Orange Regional Medical Center	5.000%		12/01/21	500	560,160
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000%		02/01/29	500	505,400
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19)	3.750%		12/01/44	750	752,265
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/22	1,000	1,167,590
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/23	1,000	1,178,610

Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%	12/01/20	1,510	1,716,160
Troy Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute, Rfdg	5.000%	08/01/22	1,000	1,178,720
TSASC, Inc., Revenue, Series 1, Rfdg	5.000%	06/01/26	1,300	1,312,792

				11,666,478

North Carolina — 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%	10/01/20	500	543,535

North Dakota — 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Pre-refunded date 07/01/20)(b)	4.000%	07/01/20	500	556,505

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	2,470	2,221,024
County of Hamilton, Revenue, Christ Hospital Project	5.000%	06/01/20	465	529,044
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg (Mandatory Put Date 07/01/20)	3.750%	07/01/33	500	515,485
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625%	10/01/33	300	308,265
Southeastern Ohio Port Authority, Revenue, Memorial Health Systems, Rfdg	5.000%	12/01/19	350	375,543

				3,949,361

Oklahoma — 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	277,885

Oregon — 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%	10/01/19	410	442,640

Pennsylvania — 7.5%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	300	280,290
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	6.750%	11/01/24	415	286,354
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	550	559,432
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series, A, Rfdg	5.000%	01/15/22	500	559,135
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600%	03/01/34	1,000	1,006,870
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%	01/01/17	350	352,513
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%	01/01/18	800	803,400
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	4.000%	01/01/25	1,000	971,260
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%	07/01/20	750	777,952
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	230	230,702
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%	12/31/18	250	275,188

Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%	06/30/22	1,000	1,140,160
Philadelphia Gas Works Co., Revenue, Rfdg	5.000%	08/01/21	1,000	1,165,780
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	798,353
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	351,414
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	314,919

				9,873,722

Puerto Rico — 0.9%
Puerto Rico Commonwealth, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	203,292
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%	07/01/17	40	40,449
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	210,712
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%	07/01/16	500	508,295
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/17	150	155,247
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/18	105	109,657

				1,227,652

Rhode Island — 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000%	06/01/22	225	262,386

Tennessee — 1.1%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/20	1,030	1,177,424
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%	02/01/20	270	303,296

				1,480,720

Texas — 8.8%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000%	01/01/34	60	60,603
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/18	1,000	1,032,830
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/24	105	107,986
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%	12/01/21	1,000	1,103,670
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/21	180	201,386
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/23	500	575,760
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%	08/15/22	150	175,677
City of Houston TX Airport System, Revenue, United Airlines Inc., Series C, AMT, Rfdg	5.000%	07/15/20	500	530,590
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%	08/15/22	500	528,520
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%	08/15/17	200	211,306
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%	08/15/31	410	454,149
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg	5.000%	04/01/20	750	809,400
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%	09/01/20	200	216,544

Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	167,538
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	167,379
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17)	4.071	%(a)	10/01/29	300	303,564
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%		02/15/22	120	125,772
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	554,360
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	314,760
New Hope Cultural Education Facilities Corp., Revenue, Texas A&M University Student Housing Project, Series A, AGM	4.000%		04/01/20	60	64,941
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	115,443
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000%		11/15/20	450	492,422
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Buckingham Senior Living Community Center Project, Series B-2	3.875%		11/15/20	500	502,205
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	630	693,680
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250%		12/15/26	750	922,485
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series B	1.043	%(a)	12/15/26	825	756,673
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue	1.213	%(a)	09/15/27	500	465,350

					11,654,993

Utah — 0.2%
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project	4.300%		04/15/25	240	240,118

Vermont — 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%		05/01/21	100	108,451

Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%		10/01/19	250	276,335
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%		10/01/24	500	573,840
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000%		10/01/18	180	190,177

					1,040,352

Virginia — 0.9%
Virginia College Building Authority, Revenue, Marymount University Project, Series A	5.000%		07/01/20	250	271,890
Virginia College Building Authority, Revenue, Marymount University Project, Series B	5.000%		07/01/20	250	271,890
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%		07/01/22	150	159,857

Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150%	10/01/40	500	510,345

				1,213,982

Washington — 1.7%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	332,475
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/22	800	906,096
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/23	640	727,533
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	343,065

				2,309,169

Wisconsin — 0.4%
Public Finance Authority Senior Living, Revenue, Rose Villa Project, Series B-3	3.750%	11/15/19	75	75,234
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000%	09/01/20	465	482,903

				558,137

TOTAL INVESTMENTS — 92.0% (cost $120,642,871)(c)				121,744,756
Other assets in excess of liabilities — 8.0%				10,565,235

NET ASSETS — 100.0%				$132,309,991

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
RFDG	Refunding
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$120,628,247

Appreciation	1,687,311
Depreciation	(570,802)

Net Unrealized Appreciation	$1,116,509

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$597,402	$—
Arizona	—	4,429,435	—
California	—	8,818,763	—
Colorado	—	3,984,410	—
Delaware	—	1,302,187	—
District of Columbia	—	1,177,855	—
Florida	—	6,822,370	—
Georgia	—	1,665,619	—
Guam	—	1,028,443	—
Illinois	—	14,635,706	—
Indiana	—	1,286,700	—
Iowa	—	2,505,802	—
Kentucky	—	1,134,246	—
Louisiana	—	2,917,667	—
Maryland	—	1,218,101	—
Massachusetts	—	534,725	—
Michigan	—	1,144,854	—
Minnesota	—	1,256,394	—
Missouri	—	1,641,290	—
Nevada	—	881,565	—
New Hampshire	—	504,925	—
New Jersey	—	14,602,261	—
New Mexico	—	247,950	—
New York	—	11,666,478	—
North Carolina	—	543,535	—
North Dakota	—	556,505	—
Ohio	—	3,949,361	—
Oklahoma	—	277,885	—
Oregon	—	442,640	—
Pennsylvania	—	9,873,722	—
Puerto Rico	—	1,227,652	—
Rhode Island	—	262,386	—
Tennessee	—	1,480,720	—
Texas	—	11,654,993	—
Utah	—	240,118	—
Vermont	—	108,451	—
Virgin Islands	—	1,040,352	—
Virginia	—	1,213,982	—
Washington	—	2,309,169	—
Wisconsin	—	558,137	—

Total	$—	$121,744,756	$—

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Diversified REITs — 7.6%
Duke Realty Corp.	81,385	$1,710,713
Empire State Realty Trust, Inc. (Class A Stock)	44,212	798,911
First Potomac Realty Trust	77,480	883,272
Store Capital Corp.	10,698	248,193

		3,641,089

Health Care REITs — 9.7%
Community Healthcare Trust, Inc.	33,459	616,649
Healthcare Realty Trust, Inc.	17,277	489,285
Physicians Realty Trust	20,680	348,665
Senior Housing Properties Trust	44,507	660,484
Welltower, Inc.	37,266	2,535,206

		4,650,289

Hotel & Resort REITs — 4.1%
Chesapeake Lodging Trust	31,920	803,107
Sunstone Hotel Investors, Inc.	95,156	1,188,499

		1,991,606

Hotels, Resorts & Cruise Lines — 2.2%
Hilton Worldwide Holdings, Inc.	49,098	1,050,697

Industrial REITs — 2.3%
First Industrial Realty Trust, Inc.	49,753	1,101,034

Office REITs — 13.7%
Alexandria Real Estate Equities, Inc.	7,696	695,411
Brookfield Canada Office Properties (Canada)	11,659	219,580
Hudson Pacific Properties, Inc.	32,472	913,762
Kilroy Realty Corp.	15,784	998,812
New York REIT, Inc.	169,330	1,947,295
Parkway Properties, Inc.	44,250	691,627
SL Green Realty Corp.	6,001	677,993
Tier REIT, Inc.	30,243	446,084

		6,590,564

Residential REITs — 20.8%
Apartment Investment & Management Co. (Class A Stock)	28,619	1,145,619
AvalonBay Communities, Inc.	13,132	2,417,995
Boardwalk Real Estate Investment Trust (Canada)	8,001	274,371
Camden Property Trust	22,279	1,710,136
Equity LifeStyle Properties, Inc.	18,469	1,231,328
Equity Residential	29,219	2,383,978
Monogram Residential Trust, Inc.	58,598	571,917
UDR, Inc.	7,564	284,179

		10,019,523

Retail REITs — 27.5%
Acadia Realty Trust	31,450	1,042,568
Equity One, Inc.	45,268	1,229,026
General Growth Properties, Inc.	70,390	1,915,312
National Retail Properties, Inc.	28,068	1,124,123
Pennsylvania Real Estate Investment Trust	37,408	818,113
Retail Properties of America, Inc. (Class A Stock)	95,829	1,415,394
Simon Property Group, Inc.	18,869	3,668,888
Taubman Centers, Inc.	14,643	1,123,411
Weingarten Realty Investors	26,682	922,664

		13,259,499

Specialized REITs — 11.7%
Equinix, Inc.	6,972	2,108,333
Extra Space Storage, Inc.	21,187	1,868,905
Public Storage	1,869	462,951
Sovran Self Storage, Inc.	11,309	1,213,569

		5,653,758

TOTAL LONG-TERM INVESTMENTS (cost $42,626,136)		47,958,059

SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,207)(a)	21,207	21,207

TOTAL INVESTMENTS — 99.6% (cost $42,647,343)(b)		47,979,266
Other assets in excess of liabilities — 0.4%		186,577

NET ASSETS — 100.0%		$48,165,843

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$42,793,018

Appreciation	5,987,437
Depreciation	(801,189)

Net Unrealized Appreciation	$5,186,248

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$3,641,089	$—	$—
Health Care REITs	4,650,289	—	—
Hotel & Resort REITs	1,991,606	—	—
Hotels, Resorts & Cruise Lines	1,050,697	—	—
Industrial REITs	1,101,034	—	—
Office REITs	6,590,564	—	—
Residential REITs	10,019,523	—	—
Retail REITs	13,259,499	—	—
Specialized REITs	5,653,758	—	—
Affiliated Money Market Mutual Fund	21,207	—	—

Total	$47,979,266	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 18, 2016

*	Print the name and title of each signing officer under his or her signature.